Document and Entity Information	Total
Document And Entity Information
Document Type	497
Document Period End Date	Mar. 31, 2018
Registrant Name	WILLIAMSBURG INVESTMENT TRUST
Central Index Key	0000842512
Amendment Flag	false
Document Creation Date	Aug. 02, 2018
Document Effective Date	Aug. 02, 2018
Prospectus Date	Aug. 01, 2018